Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PUTNAM FUNDS TRUST
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Putnam Ultra Short MAC Series
Shareholder Report [Line Items]
Fund Name	Putnam Ultra Short MAC Series
Class Name	Putnam Ultra Short MAC Series
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Ultra Short MAC Series for the period August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Putnam Ultra Short MAC Series[1]	$0	0.00%
[1],[2],[3]
Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Net Assets	$ 27,808,064
Holdings Count | $ / shares	189	[4]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$27,808,064
Total Number of Portfolio Holdings*	189
Portfolio Turnover Rate	22%
[4]
Holdings [Text Block]		[5]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
†	Annualized.

[4]
*	Includes derivatives, if applicable.

[5]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.